Fair Value Measurements Guarantees and Concentration of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Assets and Liabilities Measured On Recurring Basis [Table Text Block]

			Fair Value Measurements Using
	Carrying Amount	Fair Value	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Millions)
Assets (liabilities) at December 31, 2014:
Measured on a recurring basis:
ARO Trust investments	$48	$48	$48	$—	$—
Energy derivatives assets not designated as hedging instruments	3	3	1	—	2
Energy derivatives liabilities not designated as hedging instruments	(2)	(2)	—	—	(2)
Additional disclosures:
Notes receivable and other	30	57	—	4	53
Long-term debt, including current portion (1)	(20,887)	(21,131)	—	(21,131)	—
Guarantee	(31)	(27)	—	(27)	—
Assets (liabilities) at December 31, 2013:
Measured on a recurring basis:
ARO Trust investments	$33	$33	$33	$—	$—
Energy derivatives assets not designated as hedging instruments	3	3	—	—	3
Energy derivatives liabilities not designated as hedging instruments	(3)	(3)	—	(1)	(2)
Additional disclosures:
Notes receivable and other	77	140	1	6	133
Long-term debt, including current portion (1)	(11,353)	(11,971)	—	(11,971)	—
Guarantee	(32)	(29)	—	(29)	—
________________
(1) Excludes capital leases

Concentration of receivables, net of allowances, by product or service [Table Text Block]
The following table summarizes concentration of receivables, net of allowances.

	December 31,
	2014	2013
	(Millions)
NGLs, natural gas, and related products and services	$730	$341
Transportation of natural gas and related products	175	193
Income tax receivable	167	74
Other	67	66
Total	$1,139	$674